ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of other comprehensive income

	Foreign currency
	exchange differences				Net changes in
	on translation of		Net changes in		financial assets
	foreign operations		cash flow hedges		carried at FVOCI			Total
	2026	2025	2026	2025	2026	2025	2026	2025
Balances, beginning of year	$417.7	$174.5	$(34.6)	$(19.2)	$(1.3)	$(1.3)	$381.8	$154.0
Other comprehensive (loss) income	(45.0)	243.2	10.4	(15.4)	—	—	(34.6)	227.8
Balances, end of year	$372.7	$417.7	$(24.2)	$(34.6)	$(1.3)	$(1.3)	$347.2	$381.8